Borrowings	12 Months Ended
Mar. 31, 2020
Borrowings.
Borrowings

32.  Borrowings

	March 31,
	Term	2019	2020
Current
Lease liabilities (refer to note 44)	Less than 1 year	3,071	61,267
Vehicle loan	Less than 1 year	15,654	7,187
Secured loan from banks/NBFC's**	Less than 1 year	335,750	—
Bank overdraft / Invoice Discounting	Less than 1 year	797,343	971,044
Total		1,151,818	1,039,498
Non-Current
Lease liabilities (refer to note 44)	More than 1 year	1,032	478,361
Vehicle loan	More than 1 year	23,555	7,226
Total		24,587	485,587

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2019	2020
Secured bank loans/NBFC's**	INR	14.75%	2019-2020	161,120	—
Bank overdraft	INR	Floating rate*	On demand	797,343	719,141
Vehicle loan	INR	8-10%	2017-2022	39,208	14,413
Lease liabilities (refer to note 44)	SGD	2.99% to 3.18%	2019-2021	4,103	1,072
Secured bank loans	USD	9.0%	2019-2020	174,631	—
Invoice Discounting	INR	Floating rate***	On demand	—	251,903
Lease liabilities (refer to note 44)	INR	14.4%	2019-2028	—	538,556
				1,176,405	1,525,085

*6M MCLR + spread

**Non-Banking Financial Company

***3M MCLR + spread

Bank overdrafts

The overdraft facility of INR 800,000 is taken from ICICI bank by the Group. The facility is secured by the fixed deposits and first pari passu charges by way of hypothecation of all fixed assets and current assets, both existing and future, including intellectual property and intellectual property rights.

Invoice Discounting

This facility of INR 500,000 is taken from ICICI bank by the Group. The facility is secured by the fixed deposits and first pari passu charges by way of hypothecation of all fixed assets and current assets (excluding one customer account), both existing and future, including intellectual property and intellectual property rights. As on March 31, 2020, the Company has utilised INR 80,000 out of the above facility for issuance of bank guarantees for "International Air Transport Association"

Term loan-InnoVen capital

During the financial year ending March 31, 2018, the Company had taken a  loan amounting to INR 1,034,448 (USD 7.8 million and INR 495 million) that carries an interest of 9% per annum on loan taken outside India and an interest of 14.75% on loan taken in India. The Group received the amount in two tranches of INR 665,800 (USD 5 million and INR 320 million) and INR 368,648 (USD 2.8 million and INR 175 million). The loan is repayable in 26 and 23 monthly installments of INR 13,300 (USD 0.2 million) and INR 8,419 (USD 0.12 million) respectively each along with interest for the loan taken outside India. For the borrowing in India the loan is repayable in 26 and 23 monthly installments of INR 12,308 and INR 7,609 respectively each along with interest. Pursuant to the loan, the Company has also issued 154,000 warrants to Innoven for them to be subscribed to equivalent number of shares at an exercise price of $12 per share up to September 2022 (refer Warrants section below). The loan is secured by pledge of all existing and future, current and non-current assets, including any intellectual property and intellectual property rights of the group and by the pledge of shares held by Yatra India in ATB. As on July 4, 2019, the pledge on these shares has been released against a fixed deposit of INR 50 million.

The Company had repaid balance due amounts outstanding against loans taken in India and outside India on December 24, 2019, thereby repaying all existing obligations towards the loan.

Warrants—Macquarie

In conjunction with various financing transactions, the Company issued warrants (except quoted warrants) to purchase the Company’s Ordinay shares. These warrants are classified to be derivative instruments and as such, are recorded at fair value through profit and loss account. The Company estimates the fair values of the warrants at each reporting period using a Black-Scholes option-pricing model.

The Company will continue to adjust the fair value of the warrant liability at the end of each reporting period for changes in fair value from the prior period until the earlier of the exercise or expiration of the applicable warrants or until such time that the warrants are no longer determined to be derivative instruments.

Warrants—Innoven

During the financial year ending March 31, 2018, the Company had further allotted warrants against the loan facility, the fair values of the warrants was taken using a Black-Scholes option-pricing model as on the date of the allotment. These warrants are classified to be equity instruments and accounted for on the same basis.

Warrants give the holder the right to purchase ordinary shares from the Company at a specific price within a certain time frame. The details of the warrants issued are as follows:

	Number
	of			Expiration
	shares	Date of issue	Exercise price	date
Macquarie Corporate Holdings Pty Limited—Ordinary shares*	46,458	24-Jul-15	INR 2,027.99 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR 904.68 ($12)	12-Sep-22

*On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194‑for-one share split of its ordinary shares as well as a  5.4242194‑for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

Refer to Note 7 (considered derivative instruments) and Note 30 (considered equity), for movement in warrants during the year.

Vehicle loan

This includes the vehicles taken on loan by the company. Refer to Note 19.

Lease liabilities

Lease liabilities include the vehicles taken on finance lease.  Refer to Note 44.